Other Liabilities - Restructuring Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Beginning balance	$ 71	$ 60	$ 30
Restructuring charges	109	61	93
Reserves utilized: cash	(56)	(38)	(54)
Reserves utilized: non-cash	(20)	(8)	(15)
Currency translation adjustments	(1)	(4)	6
Ending balance	103	71	60
Severance and Other Employee Costs
Restructuring Reserve [Roll Forward]
Beginning balance	40	48	23
Restructuring charges	98	39	76
Reserves utilized: cash	(77)	(36)	(53)
Reserves utilized: non-cash	3	(9)	(2)
Currency translation adjustments	(2)	(2)	4
Ending balance	62	40	48
Facility Related Costs
Restructuring Reserve [Roll Forward]
Beginning balance	30	12	7
Restructuring charges	(2)	17	17
Reserves utilized: cash	25	0	(1)
Reserves utilized: non-cash	(16)	1	(13)
Currency translation adjustments	1	0	2
Ending balance	38	30	12
Other Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	1	0	0
Restructuring charges	13	5	0
Reserves utilized: cash	(4)	(2)	0
Reserves utilized: non-cash	(7)	0	0
Currency translation adjustments	0	(2)	0
Ending balance	$ 3	$ 1	$ 0